PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Other Comprehensive Loss (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
U.S.
Defined Benefit Plans
Net actuarial (gain) loss	$ (44.6)	$ 33.5	$ 21.8
Amortization of unrecognized net actuarial Gain	(0.5)	(21.2)	(18.7)
Amortization of prior service (credit) cost		(0.8)	(0.9)
Settlements	(442.8)	(92.0)
Net amount recognized in other comprehensive (income) loss	(487.9)	(80.5)	2.2
International
Defined Benefit Plans
Net actuarial (gain) loss	(42.7)	(27.2)	(17.2)
Prior service credit	1.8		(2.1)
Amortization of unrecognized net actuarial Gain	(4.0)	(8.1)	(10.8)
Amortization of prior service (credit) cost	0.4	0.5	0.4
Settlements	(0.6)	(1.7)
Net amount recognized in other comprehensive (income) loss	$ (45.1)	$ (36.5)	$ (29.7)